Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000024676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 11,610	$ 11,610	$ 11,610	$ 11,233	$ 11,092	$ 11,920	$ 11,398	$ 11,054	$ 10,441	$ 10,420	$ 10,318	$ 9,771	$ 9,550
Average Annual Return, Percent		(1.30%)	0.07%	1.50%
C000024676 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		3.35%	0.99%	1.97%
C000024675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 12,425	$ 12,425	$ 12,425	11,995	11,817	12,669	12,086	11,681	11,018	10,971	10,844	10,250	10,000
Average Annual Return, Percent		3.58%	1.24%	2.19%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Account Value		$ 12,550.69076	$ 12,550.69076	$ 12,550.69076	12,199.86296	12,176.78795	12,950.23145	12,368.36541	11,907.66729	11,226.80322	11,087.33781	10,915.50914	10,325.238	10,000.00
Average Annual Return, Percent	[1]	2.88%	1.06%	2.30%
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Intermediate Index
Account Value		$ 12,302.96048	$ 12,302.96048	$ 12,302.96048	12,063.49527	11,938.34323	12,686.27932	12,232.40098	11,728.72833	11,023.46263	10,981.11834	10,796.36553	10,243.026	10,000.00
Average Annual Return, Percent		1.99%	0.96%	2.09%
Morningstar Municipal National Intermediate Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal National Intermediate Funds Average
Account Value		$ 11,897.35	$ 11,897.35	$ 11,897.35	$ 11,548.29	$ 11,522.5	$ 12,334.01	$ 11,689.69	$ 11,424.81	$ 10,824.75	$ 10,753.01	$ 10,656.96	$ 10,170.18	$ 10,000.00
Average Annual Return, Percent		3.05%	0.83%	1.76%

[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.